LOANS, NET, Maturity and Payment Due for Gross Direct Loans (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Outstanding loans [Abstract]
Direct loans, gross	S/ 140,854,380	S/ 131,978,256
Internal overdue loans [Abstract]
Internal overdue loans and under legal collection loans	5,562,439	4,685,569
Total	146,416,819	136,663,825
Up to 1 year [Member]
Outstanding loans [Abstract]
Direct loans, gross	64,096,027	51,346,112
From 1 to 3 Years [Member]
Outstanding loans [Abstract]
Direct loans, gross	36,354,113	40,897,556
From 3 to 5 Years [Member]
Outstanding loans [Abstract]
Direct loans, gross	9,327,203	12,812,446
From 5 to 15 Years [Member]
Outstanding loans [Abstract]
Direct loans, gross	26,926,208	23,115,920
More than 15 Years [Member]
Outstanding loans [Abstract]
Direct loans, gross	4,150,829	3,806,222
Overdue Up to 90 Days [Member]
Internal overdue loans [Abstract]
Internal overdue loans and under legal collection loans	1,353,655	984,630
Over 90 Days [Member]
Internal overdue loans [Abstract]
Internal overdue loans and under legal collection loans	S/ 4,208,784	S/ 3,700,939